S-K 1602, SPAC Registered Offerings	Oct. 10, 2025 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC, Securities Offered, Redemption Rights [Text Block]	We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination at a per-share price described herein, payable in cash, equal to the aggregate amount then on deposit in the trust account described below as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (net of amounts withdrawn to pay our taxes (“taxes payable”)), divided by the number of then outstanding Class A ordinary shares that were sold as part of the units in this offering. We will have 24 months from the closing of this offering to consummate an initial business combination or until such earlier liquidation date as our board of directors may approve, to consummate an initial business combination, which we refer to herein as the completion window. If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We will have 24 months from the closing of this offering to consummate an initial business combination or until such earlier liquidation date as our board of directors may approve, to consummate an initial business combination, which we refer to herein as the completion window.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy

Our strategy is to:

•        leverage the strategic and transaction experience of our management team and Senior Advisors to bring advice and attention to potential business combination targets;

•        deliver creative approaches to transaction sourcing through our KingsRock network of 150+ global members, including employees and Senior Advisors; and

•        utilize an understanding of global financial markets and events, financing, and overall corporate strategy options.

Our selection process will leverage our management team’s, KingsRock’s and its Senior Advisors’ network of industry, private equity sponsor, credit fund sponsor and lending community relationships as well as relationships with management teams of public and private companies, investment bankers, restructuring advisors, attorneys and accountants, which we believe should provide us with a number of business combination opportunities. We intend to deploy a proactive sourcing strategy and to focus on companies where we believe the combination of our operating experience, relationships, capital and capital markets expertise can be catalysts to transform a target company and can help accelerate the target’s growth and performance. Upon completion of this offering, members of our management team, KingsRock and its Senior Advisors will communicate with their network of relationships to articulate our initial business combination criteria, including the parameters of our search for a target business, and will begin the disciplined process of pursuing and reviewing promising leads.

Our management team and KingsRock and its Strategic Partners and Senior Advisors have experience in:

•        sourcing, structuring, acquiring and selling businesses;

•        fostering relationships with sellers, capital providers and target management teams;

•        negotiating transactions favorable to investors;

•        executing transactions in multiple geographies and under varying economic and financial market conditions; and

•        accessing the capital markets, including financing businesses and helping companies transition to public ownership.

Competitive Strengths

The sourcing, valuation, diligence and execution capabilities of our management team, KingsRock (which we intend to use for these purposes) and its Strategic Partners and Senior Advisors will provide us with a significant pipeline of opportunities from which to evaluate and select a business that will benefit from our expertise. We may also have the benefit of using KingsRock, or another affiliate of our sponsor, as a financial advisor on our business combinations and other transactions. Our competitive strengths include the following:

•        Proprietary Sourcing Channels and Leading Industry Relationships.    We believe the capabilities and connections associated with our management team, in combination with those of KingsRock and its Strategic Partners and more than 120 Senior Advisors, will provide us with a differentiated pipeline of acquisition opportunities. We expect these sourcing capabilities will be further bolstered by our management team’s, KingsRock’s and its Strategic Partners’ and Senior Advisors’ reputation and deep industry relationships.

•        Deep Experience of Senior Advisors.    We believe that our ability to leverage the experience of KingsRock’s Strategic Partners and Senior Advisors will provide us a distinct advantage in being able to source, evaluate and consummate an attractive transaction.

•        Origination and Investing Experience.    We believe that our management’s track record of identifying and sourcing transactions positions us well to appropriately evaluate potential business combinations and select one that will be well received by the public markets.

•        Execution and Structuring Capability.    Our management team and sponsor believe that the combined expertise and reputation of each of our management team and KingsRock and its Strategic Partners and Senior Advisors will allow us to source and complete transactions possessing structural attributes that create an attractive investment thesis. These types of transactions are typically complex and require creativity, industry knowledge and expertise, rigorous due diligence, and extensive negotiations and documentation. We believe that by focusing our investment activities on these types of transactions, we are able to generate investment opportunities that have attractive risk/reward profiles based on their valuations and structural characteristics.

Investment Criteria

We have developed the following high-level, non-exclusive investment criteria that we will use to screen for and evaluate target businesses. We will seek to acquire a business that:

•        Has a Committed and Capable Management Team.    We will seek to acquire a business with a professional management team whose interests are aligned with those of our investors and complement the expertise of our management team. Where necessary, we may also look to complement and enhance the capabilities of the target business’ management team by recruiting additional talent through our network of contacts.

•        Is Sourced Through our Proprietary Channels.    We do not expect to participate in broadly marketed processes but rather aim to leverage our extensive network to source our business combination.

•        Can Leverage Our SPAC Network & Strategy.    We will seek to acquire businesses that can utilize KingsRock’s global network and are ready to become a public entity.

•        May Provide Attractive Returns.    We will seek to acquire a business that will potentially offer an attractive risk-adjusted return for our investors.

•        Has Robust Financials.    We will seek to source high growth, profitable businesses with low financial leverage to minimize capital risk for all stakeholders.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as on other considerations, factors and criteria that our management may deem relevant. In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation materials or tender offer documents that we would file with the SEC.

We anticipate structuring our initial business combination so that the post-transaction company in which our public shareholders own shares will own or acquire 100% of the equity interests or assets of the target business or businesses. We may, however, structure our initial business combination such that the post-transaction company owns or acquires less than 100% of such interests or assets of the target business in order to meet certain objectives of the target management team or shareholders, or for other reasons. However, we will only complete a business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise is not required to register as an investment company under the Investment Company Act. Even if the post-transaction company owns or acquires 50% or more of the voting securities of the target, our shareholders prior to the business combination may collectively own a minority interest in the post-transaction company, depending on valuations ascribed to the target and us in the business combination transaction. For example, we could pursue a transaction in which we issue a substantial number of new shares in exchange for all of the outstanding capital stock, shares or other equity interests of a target. In this case, we would acquire a 100% controlling interest in the target. However, as a result of the issuance of a substantial number of new shares, our shareholders immediately prior to our initial business combination could own less than a majority of our outstanding shares subsequent to our initial business combination. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, the portion of such business or businesses that is owned or acquired is what will be taken into account for purposes of NYSE’s 80% fair market value test. If the initial business combination involves more than one target business, the 80% fair market value test will be based on the aggregate value of all of the transactions and we will treat the target businesses together as the initial business combination for seeking shareholder approval or for purposes of a tender offer, as applicable. So long as we obtain and maintain a listing for our securities on NYSE, we would be required to comply with such 80% rule.

If we do not complete our initial business combination within the completion window, while we do not currently intend to seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, we may elect to do so in the future. There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our sponsor’s investment in our founder shares and our private placement units will be worthless.

Potential Additional Financings

We may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering.
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering.
De-SPAC Consummation Timeframe, Duration	36 months
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our sponsor’s investment in our founder shares and our private placement units will be worthless
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]

NYSE rules provide that at least 90% of the gross proceeds from our initial public offering and the sale of the private placement units must be deposited in a trust account. Of the $206,000,000 in gross proceeds we receive from this offering and the sale of the private placement units described in this prospectus, or $236,600,000 if the underwriters’ over-allotment option is exercised in full, $200,000,000 ($10.00 per unit), or $230,000,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit), will be deposited into a trust account in the United States with Continental Stock Transfer & Trust Company acting as trustee, after deducting $4,500,000 in underwriting discounts and commissions payable upon the closing of this offering (or up to $5,175,000 if the underwriters’ over-allotment option is exercised in full) and an aggregate of $2,000,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. Additionally, when we determine to hold the funds in the trust account as cash or in demand deposit accounts at a bank, the amount of interest we may receive would likely be less. Except with respect to interest earned on the funds held in the trust account that may be released to us as taxes payable, the proceeds from this offering and the sale of the private placement units will not be released from the trust account until the earliest to occur of (i) the completion of our initial business combination (including the release of funds to pay any amounts due to any public shareholders who properly exercise their redemption rights in connection therewith), (ii) the redemption of any public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) in a manner that would affect the substance or timing of our obligation to redeem 100% of our public shares if we do not complete an initial business combination within the completion window or (B) with respect to any other provision relating to the rights of holders of our Class A ordinary shares or pre-initial business combination activity or (iii) the redemption of our public shares if we are unable to complete our business combination within the completion window, and do not hold a shareholder vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, subject to applicable law. Based on current interest rates and the taxes we currently expect to be applicable to us, we expect that the interest earned on the trust account will be sufficient to pay our taxes.

The net proceeds held in the trust account may be used as consideration to pay the sellers of a target business with which we ultimately complete our business combination. If our initial business combination is paid for using equity or debt, or not all of the funds released from the trust account are used for payment of the consideration in connection with our business combination, we may apply the balance of the cash released from the trust account for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other businesses or assets or for working capital. There is no limitation on our ability to raise funds privately or through loans in connection with our initial business combination.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 206,000,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	Moreover, we may need to obtain additional financing to complete our business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to cease operations and liquidate the trust account. In addition, if we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations.
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to cease operations and liquidate the trust account. In addition, if we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares.
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of July 25, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.09	$6.53	$3.47	$5.63	$4.37	$4.01	$5.99	$0.16	$9.84

Assuming No Exercise of Over-Allotment Option
$7.08	$6.51	$3.49	$5.62	$4.38	$4.00	$6.00	$0.14	$9.86

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Forepart, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
KingsRock Advisors, LLC	Up to $30,000 per month	Office space, administrative and shared personnel support services
Viking Acquisition Sponsor I, LLC	7,666,667 Class B Ordinary Shares (of which 1,000,000 are subject to forfeiture to the extent the underwriters do not exercise their over-allotment option)	$25,000
	350,000 private placement units to be purchased simultaneously with the closing of this offering (or up to 372,500 private placement units if the underwriters’ over-allotment option is exercised in full)	$3,500,000
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
	Up to $100,000	Repayment of loans made to us to cover offering related and organizational expenses.
	Up to $1,500,000 in working capital loans, which loans may be convertible into units of the post-business combination entity at a price of $10.00 per unit(1)	Working capital loans to finance transaction costs in connection with an initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion.
Viking Acquisition Sponsor I, LLC, our officers, directors, promoters or our or their affiliates	Finder’s fee, advisory fee, consulting fee or success fee

Any services they render in order to effectuate the completion of our initial business combination.

We may engage one or more affiliates of our sponsor (which includes KingsRock Viking Acquisition, LLC and KingsRock Advisors, LLC, which are also promoters of us), officers or directors or their respective affiliates to provide additional services to us after this offering, including, for example, identifying potential targets or providing financial advisory services, and may pay such affiliates fair and reasonable fees or other compensation that would be determined at that time in an arm’s length negotiation.

(1)     After the completion of this offering, our board of directors may approve working capital loans for the purpose of funding working capital, which loans may be converted into our private placement units. The $11.50 exercise price of the private placement warrants issuable upon conversion of working capital loans may be significantly less than the market price of our shares at the time such private placement warrants are exercised. Depending on the market price of our shares at the time our private placement warrants are exercised, the cashless exercise feature of our private placement warrants and the Class A ordinary shares issuable in connection with the conversion of the working capital convertible note may also result in material dilution to our public shareholders given that the cashless exercise of the warrants will not result in any cash proceeds to us. See “Description of Securities — Warrants — Private Placement Warrants” on page 184; see also “Risk Factors — Risks Relating to our Sponsor and Management Team — The nominal purchase price paid by our sponsor for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline.”, “— General Risk Factors — We may issue additional ordinary shares or preferred shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination, or earlier at the option of the holder, as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks.” And, “— Our sponsor paid an aggregate of $25,000, or approximately $0.00326 per founder share, and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class B ordinary shares”, and “— Risks Relating to our Securities — Unlike some other similarly structured blank check companies, our sponsor will receive additional Class A ordinary shares if we issue shares to consummate an initial business combination.”